Summary of Significant Accounting Policies - Impairment (Details) $ in Millions		12 Months Ended
	Nov. 01, 2015 segment	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Goodwill, Intangible Assets and Long-Lived Assets
Number of reporting units | segment	4	4
Impairment charges related to long-lived assets | $		$ 12.5	$ 2.6	$ 13.6